                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Financial Stocks, Inc.
Address:   441 Vine Street
           Suite 1300
           Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein                         Cincinnati, Ohio      November 9, 2007
---------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
Form 13F Information Table Entry Total:           30
Form 13F Information Table Value Total:     $103,371
                                          (thousands)

List of Other Included Managers: None

                                                                      COLUMN 5
                                                     COLUMN 4  ---------------------                                COLUMN 8
        COLUMN 1             COLUMN 2      COLUMN 3     FMV       SH or    SH\  PUT\    COLUMN 6    COLUMN 7   ------------------
     Name of Issuer       Title of Class    CUSIP     (000's)      PRN     PRN  CALL  Inv. Discr.   Oth Mgrs   Sole  Shared  None
     --------------       --------------  ---------  --------  ----------  ---  ----  -----------  ----------  ----  ------  ----
THORNBURG MTG INC         Pfd Conv Ser F  885218701     5,256     188,400  SH         Sole            188,400
ARCH CAPITAL GROUP L      ORD             G0450A105     2,511      33,749  SH         Sole             33,749
AMCOMP INC                Common          02342J101     1,155     122,392  SH         Sole            122,392            --    --
ALLIED WORLD ASSURANCE    SHS             G0219G203     1,698      32,705  SH         Sole             32,705
BANKFINANCIAL CORP C      Common          06643P104     1,120      70,817  SH         Sole             70,817
CONNECTICUT BANK & TR     Common          207546102       613      97,264  SH         Sole             97,264
CITIZENS COMMUNITY B      Common          174903104     1,804     190,926  SH         Sole            190,926
DIME BANCORP INC NEW      Warrants        25429Q110        53     210,000  SH         Sole            210,000
ENSTAR GROUP LTD          SHS             G3075P101     3,449      27,209  SH         Sole             27,209            --    --
FIRST FRANKLIN CORP       Common          320272107       555      42,278  SH         Sole             42,278
FIRST MERCURY FINANCIAL   Common          320841109       856      39,785  SH         Sole             39,785
K FED BANCORP COM         Common          48246S101     1,637     124,308  SH         Sole            124,308
LEGACY BANCORP INC        CL A            52463G105       858      61,653  SH         Sole             61,653
MONEYGRAM INTERNATIONAL   Common          60935Y109     1,803      79,808  SH         Sole             79,808            --    --
NESS TECHNOLOGIES INC     Common          64104X108     1,680     153,886  SH         Sole            153,886
PATRIOT NATIONAL BANCORP  Common          70336F104     1,103      55,391  SH         Sole             55,391
WESTFIELD FINANCIAL       Common          96008P104     1,576     162,344  SH         Sole            162,344
BANCORP INC DEL           Common          05969A105     2,956     160,146  SH         Sole            160,146            --    --
PEOPLES COMMUNITY         Common          71086E107     7,347     432,183  SH         Sole            432,183
CENTENNIAL                Common          151345303     2,076     324,400  SH         Sole            324,400
MACKINAC FINL             Common          554571109     2,975     340,000  SH         Sole            340,000
JMP                       Common          46629U107     1,251     133,333  SH         Sole            133,333
AMERISERV                 Common          03074A102     7,259   2,180,000  SH         Sole          2,180,000
COMMONWEALTH BANKSHARES   Common          202736104     9,202  438,802.26  SH         Sole         438,802.26
SOUTHERN NATIONAL         Common          843395104     2,529     202,950  SH         Sole            202,950            --    --
TIDELANDS                 Common          886374107     3,933     300,000  SH         Sole            300,000
BNC                       Common          055936108     5,979     337,500  SH         Sole            337,500
FLAGSTONE                 SHS             G3529T105    13,290   1,000,000  SH         Sole          1,000,000
VALIDUS                   COM SHS         G9319H102    13,851     571,428  SH         Sole            571,428
FIRST KEYSTONE FINANCIAL  Common          320655103     2,996     221,515  SH         Sole            221,515